Segmented information - Results of Operations and Assets for Segments (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue
Regulated electricity distribution	206,667,000	166,156,000
Regulated gas distribution	446,025,000	260,424,000
Regulated water reclamation and distribution	66,419,000	57,350,000
Non-regulated energy sales	202,300,000	180,191,000
Other revenue	22,149,000	11,170,000
Total revenue	943,560,000	675,291,000
Operating	235,984,000	180,346,000
Regulated electricity purchased	120,506,000	97,376,000
Regulated gas purchased	261,116,000	148,784,000
Non-regulated energy purchased	39,264,000	25,835,000
Gross Profit, Total	286,690,000	222,950,000
Administrative expenses	(34,692,000)	(23,518,000)
Depreciation of property, plant and equipment	(108,974,000)	(91,978,000)
Amortization of intangible assets	(4,626,000)	(4,200,000)
Other amortization	(447,000)	159,000
Gain on foreign exchange	1,112,000	567,000
Interest expense	(62,418,000)	(53,426,000)
Interest, dividend income and other income	7,758,000	7,785,000
Gain on sale of asset	436,000	(750,000)
Acquisition-related costs	(2,552,000)	(2,140,000)
Write-down of long-lived assets	(8,463,000)	0
Gain (loss) on derivative financial instruments	(1,375,000)	5,200,000
Earnings from continuing operations before income taxes	72,449,000	60,649,000
Loss from discontinued operations before income taxes	(3,405,000)	(60,502,000)
Earnings/(loss) before income taxes	69,044,000	147,000
Property, plant and equipment	3,278,422,000	2,708,704,000
Equity-method investees	6,735,000	10,666,000
Total assets	4,114,415,000	3,476,481,000
Capital expenditures	432,373,000	158,377,000
Acquisition of operating entities	8,757,000	239,014,000
Generation
Revenue
Regulated electricity distribution	0	0
Regulated gas distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	202,300,000	180,191,000
Other revenue	16,465,000	9,500,000
Total revenue	218,765,000	189,691,000
Operating	55,482,000	48,796,000
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated energy purchased	39,264,000	25,835,000
Gross Profit, Total	124,019,000	115,060,000
Administrative expenses	(13,457,000)	(13,317,000)
Depreciation of property, plant and equipment	(54,459,000)	(50,561,000)
Amortization of intangible assets	(3,870,000)	(3,508,000)
Other amortization	81,000	81,000
Gain on foreign exchange	0	0
Interest expense	(33,868,000)	(28,518,000)
Interest, dividend income and other income	1,187,000	2,060,000
Gain on sale of asset	436,000	(750,000)
Acquisition-related costs	0	0
Write-down of long-lived assets	(698,000)
Gain (loss) on derivative financial instruments	214,000	(767,000)
Earnings from continuing operations before income taxes	19,585,000	19,780,000
Loss from discontinued operations before income taxes	(3,405,000)	(60,502,000)
Earnings/(loss) before income taxes	16,180,000	(40,722,000)
Property, plant and equipment	1,687,465,000	1,444,671,000
Equity-method investees	3,520,000	1,718,000
Total assets	1,896,360,000	1,609,066,000
Capital expenditures	201,063,000	49,516,000
Acquisition of operating entities	0	2,083,000
Generation | Renewable Energy
Revenue
Regulated electricity distribution	0	0
Regulated gas distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	159,400,000	145,661,000
Other revenue	13,257,000	7,058,000
Total revenue	172,657,000	152,719,000
Operating	46,077,000	40,282,000
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated energy purchased	16,676,000	8,684,000
Gross Profit, Total	109,904,000	103,753,000
Administrative expenses	(13,120,000)	(13,094,000)
Depreciation of property, plant and equipment	(48,479,000)	(45,122,000)
Amortization of intangible assets	(2,979,000)	(2,652,000)
Other amortization	81,000	81,000
Gain on foreign exchange	0	0
Interest expense	(32,117,000)	(27,472,000)
Interest, dividend income and other income	1,683,000	1,867,000
Gain on sale of asset	110,000	(750,000)
Acquisition-related costs	0	0
Write-down of long-lived assets	0
Gain (loss) on derivative financial instruments	214,000	(767,000)
Earnings from continuing operations before income taxes	15,297,000	15,844,000
Loss from discontinued operations before income taxes	(3,189,000)	1,128,000
Earnings/(loss) before income taxes	12,108,000	16,972,000
Property, plant and equipment	1,602,465,000	1,364,843,000
Equity-method investees	2,267,000	0
Total assets	1,795,757,000	1,492,144,000
Capital expenditures	197,051,000	46,885,000
Acquisition of operating entities	0	2,083,000
Generation | Thermal Energy
Revenue
Regulated electricity distribution	0	0
Regulated gas distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	42,900,000	34,530,000
Other revenue	3,208,000	2,442,000
Total revenue	46,108,000	36,972,000
Operating	9,405,000	8,514,000
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated energy purchased	22,588,000	17,151,000
Gross Profit, Total	14,115,000	11,307,000
Administrative expenses	(337,000)	(223,000)
Depreciation of property, plant and equipment	(5,980,000)	(5,439,000)
Amortization of intangible assets	(891,000)	(856,000)
Other amortization	0	0
Gain on foreign exchange	0	0
Interest expense	(1,751,000)	(1,046,000)
Interest, dividend income and other income	(496,000)	193,000
Gain on sale of asset	326,000	0
Acquisition-related costs	0	0
Write-down of long-lived assets	(698,000)
Gain (loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	4,288,000	3,936,000
Loss from discontinued operations before income taxes	(216,000)	(61,630,000)
Earnings/(loss) before income taxes	4,072,000	(57,694,000)
Property, plant and equipment	85,000,000	79,828,000
Equity-method investees	1,253,000	1,718,000
Total assets	100,603,000	116,922,000
Capital expenditures	4,012,000	2,631,000
Acquisition of operating entities	0	0
Distribution
Revenue
Regulated electricity distribution	206,667,000	166,156,000
Regulated gas distribution	446,025,000	260,424,000
Regulated water reclamation and distribution	66,419,000	57,350,000
Non-regulated energy sales	0	0
Other revenue	5,684,000	1,270,000
Total revenue	724,795,000	485,200,000
Operating	180,442,000	131,550,000
Regulated electricity purchased	120,506,000	97,376,000
Regulated gas purchased	261,116,000	148,784,000
Non-regulated energy purchased	0	0
Gross Profit, Total	162,731,000	107,490,000
Administrative expenses	(19,947,000)	(7,477,000)
Depreciation of property, plant and equipment	(52,387,000)	(41,417,000)
Amortization of intangible assets	(756,000)	(692,000)
Other amortization	(528,000)	78,000
Gain on foreign exchange	0	0
Interest expense	(27,139,000)	(23,734,000)
Interest, dividend income and other income	3,369,000	3,228,000
Gain on sale of asset	0	0
Acquisition-related costs	0	0
Write-down of long-lived assets	(300,000)
Gain (loss) on derivative financial instruments	0	0
Earnings from continuing operations before income taxes	65,043,000	37,476,000
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	65,043,000	37,476,000
Property, plant and equipment	1,531,166,000	1,264,033,000
Equity-method investees	1,563,000	325,000
Total assets	2,106,638,000	1,673,631,000
Capital expenditures	176,849,000	108,861,000
Acquisition of operating entities	8,757,000	236,931,000
Corporate
Revenue
Regulated electricity distribution	0	0
Regulated gas distribution	0	0
Regulated water reclamation and distribution	0	0
Non-regulated energy sales	0	0
Other revenue	0	400,000
Total revenue	0	400,000
Operating	60,000	0
Regulated electricity purchased	0	0
Regulated gas purchased	0	0
Non-regulated energy purchased	0	0
Gross Profit, Total	(60,000)	400,000
Administrative expenses	(1,288,000)	(2,724,000)
Depreciation of property, plant and equipment	(2,128,000)	0
Amortization of intangible assets	0	0
Other amortization	0	0
Gain on foreign exchange	1,112,000	567,000
Interest expense	(1,411,000)	(1,174,000)
Interest, dividend income and other income	3,202,000	2,497,000
Gain on sale of asset		0
Acquisition-related costs	(2,552,000)	(2,140,000)
Write-down of long-lived assets	(7,465,000)
Gain (loss) on derivative financial instruments	(1,589,000)	5,967,000
Earnings from continuing operations before income taxes	(12,179,000)	3,393,000
Loss from discontinued operations before income taxes	0	0
Earnings/(loss) before income taxes	(12,179,000)	3,393,000
Property, plant and equipment	59,791,000	0
Equity-method investees	1,652,000	8,623,000
Total assets	111,417,000	193,784,000
Capital expenditures	54,461,000	0
Acquisition of operating entities	0	0